Business segment information (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sunbeam Products, Inc.
Business segment
Scales	$ 15,818,000	$ 17,499,000	$ 16,934,000
Percent	62.00%	66.00%	60.00%
Fitbit, Inc.
Business segment
Scales	5,493,000	106,000
Percent	18.00%	0.10%
GottiKern + Sohn
Business segment
Scales	3,814,000	3,744,000	3,970,000
Percent	13.00%	14.00%	14.00%
Total Sales
Business segment
Total sales	$ 25,125,000	$ 21,349,000	$ 20,904,000
Total Percent
Business segment
Total percent	83.00%	81.00%	74.00%